SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Statements of Equity (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated deficit	$ (14,098,130)	$ (6,498,035)
Total stockholders deficit of the Company	(3,218,670)	(880,151)
Total stockholders equity to the Company	$ (3,218,670)	(880,151)	$ 309,208
As Previously Reported
Accumulated deficit		(6,557,152)
Total stockholders deficit of the Company		(939,268)
Non-controlling interest		(66,523)
Total stockholders equity to the Company		(1,005,791)
As Restated
Accumulated deficit		59,117
Total stockholders deficit of the Company		59,117
Non-controlling interest		66,523
Total stockholders equity to the Company		125,640
Error Correction
Accumulated deficit		(6,498,035)
Total stockholders deficit of the Company		$ (880,151)
Non-controlling interest
Total stockholders equity to the Company		$ (880,151)